DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
Income from Discontinued Operations

year ended December 31
(millions of Canadian $)	2024¹	2023	2022

Revenues	2,217	2,667	2,668
Income (Loss) from Equity Investments	50	67	55
Operating and Other Expenses
Plant operating costs and other	806	814	704
Commodity purchases resold	387	437	512
Property taxes	84	116	121
Depreciation and amortization	253	332	322
Asset impairment charge and other	21	(4)	(118)
	1,551	1,695	1,541
Segmented Earnings (Losses) from Discontinued Operations	716	1,039	1,182
Financial Charges
Interest expense	218	297	288
Interest income and other	(21)	30	(6)
	197	327	282
Income (Loss) from Discontinued Operations before Income Taxes	519	712	900
Income tax expense (recovery)	124	100	267
Net Income (Loss) from Discontinued Operations, Net of Tax	395	612	633
1    Represents nine months of Liquids Pipelines earnings in 2024 compared to a full year of Liquids Pipelines earnings in 2023 and 2022.
Assets and Liabilities of Discontinued Operations

at December 31
(millions of Canadian $)	2024	2023

ASSETS
Current Assets
Accounts receivable	—	1,782
Inventories	—	211
Other current assets	235	1,084
	235	3,077
Plant, Property and Equipment	—	11,118
Equity Investments	—	1,074
Other Long-Term Assets	136	241
	371	15,510
LIABILITIES
Current Liabilities
Accounts payable and other	170	2,682
	170	2,682
Other Long-Term Liabilities	110	127
Deferred Income Tax Liabilities	—	1,153
	280	3,962
Cash Flows from Discontinued Operations

year ended December 31
(millions of Canadian $)	2024	2023	2022

Net cash provided by operations	670	1,026	709
Net cash (used in) provided by investing activities	(89)	87	502